BT INVESTMENT FUNDS
BT ADVISOR FUNDS
BT PYRAMID MUTUAL FUNDS
BT INSTITUTIONAL FUNDS

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED JANUARY 31, 1997, FEBRUARY 28, 1997, APRIL 1, 1997, AND MARCH 17, 1997

With respect to the ability of each Fund's respective Portfolio to purchase shares of other open-end investment companies, the disclosure under `Investment Restrictions-Additional Restrictions'' is revised to state that the Portfolio may exceed the applicable percentage limits to the extent permitted by an exemptive order of the Securities and Exchange Commission. In addition, delete any operating policy to refrain from such purchases, if applicable.

                                                               May 30, 1997






            EDGEWOOD SERVICES, INC.
            Distributor









           Cusips:
           International Equity Fund                         055922868
           Capital Appreciation Fund                         055922819
           Intermediate Tax-Free Fund                        055922801
           Utility Fund                                 055922884
           Global High Yield Securities Fund                 055922777
           Pacific Basin Equity Fund                         055922736
           Latin American Equity Fund                        055922785
           Small Cap Fund                               055922769
           BT Investment Limited Term U.S. Government Securities Fund  055847305
           BT Investment Equity 500 Index Fund                    055847107
           BT Investment Equity Appreciation Fund - Investment Class   055922751
           BT Investment Equity Appreciation Fund - Advisor Class 055922694
           Small Cap Index Fund - Advisor Class                   05576L858
           Small Cap Index Fund - Institutional Class             05576L882
           EAFE Equity Index Fund - Advisor Class            05576L841
           EAFE Equity Index Fund - Institutional Class           05576L874
           U.S. Bond Index Fund - Advisor Class                   05576L866
           U.S. Bond Index Fund - Institutional Class             05576L700
           International Equity Fund - Class I                    055924856
           International Equity Fund - Class II                   055924849
           Equity 500 Index Fund                             055924500
(SUPPSAI-ALL) (5/97)